PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PROPERTY AND EQUIPMENT
Less: accumulated depreciation and amortization	$ (39,720)	$ (26,150)
Property and equipment, net	34,826	40,616
Depreciation and amortization expenses	16,117	15,308	8,109
Buildings
PROPERTY AND EQUIPMENT
Property and equipment, gross	5,969	5,800
Furniture, fixtures and equipment
PROPERTY AND EQUIPMENT
Property and equipment, gross	25,296	21,603
Motor vehicles
PROPERTY AND EQUIPMENT
Property and equipment, gross	2,334	2,146
Leasehold improvements
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 40,947	$ 37,217